Shareholder Report, Holdings (Details)_16	Jun. 30, 2024
Class 1 | Europe
Holdings [Line Items]
Percent of Total Investments	42.70%
Class 1 | Asia
Holdings [Line Items]
Percent of Total Investments	33.10%
Class 1 | North America
Holdings [Line Items]
Percent of Total Investments	16.20%
Class 1 | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	3.30%
Class 1 | Short-Term Investments. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class 2 | Europe
Holdings [Line Items]
Percent of Total Investments	42.70%
Class 2 | Asia
Holdings [Line Items]
Percent of Total Investments	33.10%
Class 2 | North America
Holdings [Line Items]
Percent of Total Investments	16.20%
Class 2 | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	3.30%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class 4 | Europe
Holdings [Line Items]
Percent of Total Investments	42.70%
Class 4 | Asia
Holdings [Line Items]
Percent of Total Investments	33.10%
Class 4 | North America
Holdings [Line Items]
Percent of Total Investments	16.20%
Class 4 | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	3.30%
Class 4 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%